Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Parentheticals) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash dividends declared, per share (in dollars per share)	$ 0.72	$ 0.7	$ 1.41	$ 1.37